Employee Benefits - Schedule of Employee Benefits (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 2,999,569	RM 3,876,773	RM 3,529,651
Defined contribution plans	145,258	525,077	269,123
Social security contributions	11,644	40,972	14,153
Other employee benefits	10,942	111,748	359,839
Total employee benefits	RM 3,167,413	RM 4,554,570	RM 4,172,766